Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.65%
Arizona–8.44%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	$1,200	$1,212,313
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(b)	0.00%	12/15/2034	1,000	562,519
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	253,020
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2015, Ref. RB(a)	5.00%	07/01/2045	500	486,207
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	500	478,571
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.63%	06/15/2045	55	54,999
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(a)	7.00%	09/01/2037	500	500,189
Sierra Vista (City of), AZ Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	500	517,408
				4,065,226
California–4.35%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	204	208,105
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 B, Ref. RB	5.00%	07/01/2037	1,105	1,116,226
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025 A, RB(a)	6.00%	06/01/2040	250	270,629
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	500	500,107
				2,095,067
Colorado–1.04%
Jefferson Center Metropolitan District No. 2; Series 2026 A, Ref. RB(a)	5.75%	12/01/2046	500	503,315
District of Columbia–1.74%
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	815	840,169
Florida–7.05%
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	261,181
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(a)	6.00%	01/01/2035	250	262,222
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	320	320,154
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB (Acquired 04/21/2025; Cost $489,095) (INS - AGI)(c)(d)(e)	5.00%	07/01/2044	500	493,236
Florida Local Government Finance Commission (BridgePrep Academy); Series 2025 A, RB(a)	5.50%	06/15/2040	750	779,989
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2039	750	756,391
Two Ridges Community Development District; Series 2025, RB	5.75%	05/01/2045	500	526,314
				3,399,487
Georgia–1.03%
Main Street Natural Gas, Inc.; Series 2023 A, RB(f)	5.00%	06/01/2030	475	498,294
Idaho–3.12%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, VRD Ref. RB (LOC - U.S. Bank, N.A.)(g)(h)	1.85%	03/01/2048	1,000	1,000,000
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	500	502,681
				1,502,681
Illinois–6.96%
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2043	500	541,006
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, VRD RB(g)	1.95%	08/15/2049	1,800	1,800,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2035	500	501,397
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	500	509,482
				3,351,885
Indiana–3.90%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	245	241,505
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.13%	01/01/2032	440	427,126
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (PRG - UINDY Properties LLC); Series 2025, RB	5.25%	07/01/2037	$1,000	$1,038,764
Mishawaka (City of), IN (Silver Birch of Mishawaka); Series 2017, RB(a)	5.10%	01/01/2032	175	171,303
				1,878,698
Iowa–0.71%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(f)(i)	5.00%	12/01/2032	300	339,978
Kentucky–1.58%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.38%	02/01/2036	500	500,449
Kentucky (Commonwealth of) Public Energy Authority; Series 2024 A-1, RB(f)	5.00%	07/01/2030	250	261,879
				762,328
Maine–1.09%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2015, RB(a)(c)	5.00%	08/01/2035	500	526,253
Massachusetts–5.88%
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	500	501,876
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group); Series 2025 A, RB	5.25%	08/15/2044	500	537,133
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	810	810,390
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University); Series 2018, Ref. RB	5.00%	09/01/2043	1,000	984,304
				2,833,703
Minnesota–1.04%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	500	501,294
Missouri–4.17%
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	500	500,350
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(a)	5.00%	10/01/2035	1,000	1,009,425
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	500	500,465
				2,010,240
New Hampshire–2.71%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	500	500,046
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	500	505,920
New Hampshire (State of) Business Finance Authority (Vista (The)); Series 2019 A, RB(a)	5.25%	07/01/2039	300	301,954
				1,307,920
New York–6.62%
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025 A, RB(a)	5.13%	10/15/2045	1,000	1,002,977
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	500	500,274
Metropolitan Transportation Authority (Green Bonds); Series 2025 B, Ref. RB	5.00%	11/15/2043	500	537,503
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(c)	5.25%	08/01/2031	590	615,941
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(c)	5.63%	04/01/2040	500	531,266
				3,187,961
North Dakota–0.53%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	254,731
Ohio–6.89%
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2037	1,250	1,254,490
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(a)	6.63%	01/01/2045	250	266,077
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	500	500,765
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.00%	01/01/2043	500	511,729
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	12/31/2039	$375	$374,869
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	410	411,547
				3,319,477
Oregon–1.04%
Morrow (Port of), OR; Series 2024 A, GO Bonds(a)	5.15%	10/01/2026	500	500,073
Pennsylvania–3.64%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	100	103,397
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2037	365	366,239
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	250	252,000
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 B, RB	4.10%	06/01/2029	250	258,002
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(c)	5.00%	12/31/2038	250	250,084
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	520	524,216
				1,753,938
Rhode Island–0.83%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	400	400,116
South Carolina–1.58%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	259,309
South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2035	500	500,416
				759,725
Tennessee–1.04%
Jackson (City of), TN; Series 2015, Ref. RB	5.00%	04/01/2030	500	500,314
Texas–10.18%
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	5.00%	08/15/2049	1,100	1,056,179
Harris (County of), TX Municipal Utility District No. 489; Series 2023 A, GO Bonds (INS - AGI)(d)	6.50%	09/01/2029	505	536,482
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2037	430	431,424
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2036	500	540,385
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(c)	5.00%	07/15/2028	500	513,395
Mission Economic Development Corp. (Graphic Packaging International, LLC)(Green Bonds); Series 2025, RB(c)(f)	5.00%	06/01/2030	500	515,988
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	260	260,515
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025 A, RB	6.25%	10/01/2045	1,000	1,050,350
				4,904,718
Utah–0.54%
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	250	262,487
Washington–2.18%
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	500	532,038
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	500	518,759
				1,050,797
Wisconsin–6.77%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.00%	06/01/2045	1,165	1,175,064
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(b)	0.00%	12/15/2033	527	328,376
Wisconsin (State of) Public Finance Authority (Cherokee Classical Academy);
Series 2025 A, RB(a)	6.00%	06/15/2035	250	258,277
Series 2025 A, RB(a)	6.50%	06/15/2045	400	404,595
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	500	511,195
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(a)(b)	0.00%	12/15/2039	$500	$183,898
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	400	400,963
				3,262,368
Total Municipal Obligations (Cost $45,521,190)				46,573,243
			Shares
Common Stocks & Other Equity Interests–0.01%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(j)			4,500	7,875
TOTAL INVESTMENTS IN SECURITIES(k)–96.66% (Cost $45,521,190)				46,581,118
OTHER ASSETS LESS LIABILITIES–3.34%				1,607,516
NET ASSETS–100.00%				$48,188,634
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $12,263,859, which represented 25.45% of the Fund’s Net Assets.

(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Restricted security. The value of this security at May 31, 2026 represented 1.02% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$46,573,243	$—	$46,573,243
Common Stocks & Other Equity Interests	—	—	7,875	7,875
Total Investments	$—	$46,573,243	$7,875	$46,581,118
Invesco SMA Municipal Bond Fund